INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Income Tax Disclosure [Abstract]
Statutory rate	17.00%	17.00%	17.00%
Tax benefit at statutory rate	$ 38,400	$ 40,641	$ 21,367
Foreign tax rate differential	(45,985)	(37,390)	(19,356)
Change in valuation allowance	(30,595)	(12,510)	(10,431)
Unrecognized tax benefits (expense)	3,455	7,797	(3,896)
Other	2,534	1,259	189
Provision for income taxes	$ (32,191)	$ (203)	$ (12,127)